Schedule of components of accumulated other comprehensive losses (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 268,123		$ 332,722	$ 226,527	$ 226,527
Translation adjustment	107,599	(24,302)	43,000	15,936	106,195	(115,214)
Ending Balance	$ 375,722		$ 375,722		$ 332,722	$ 226,527